Schedule of Changes in Carrying Value of Goodwill (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Carrying value at beginning of year	$ 39,344	$ 19,619	$ 16,140
Carrying value at end of year	42,575	39,344	19,619
Parade [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Goodwill acquired in acquisition		2,587
Mens Journal [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Goodwill acquired in acquisition	1,246	17,138
Fexy Studios [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Goodwill acquired in acquisition	$ 1,985